Exhibit 99.03

TPR Firm:	EdgeMAC	Date Submitted:	4/23/2021
Client Name:	Onslow Bay Financial	Report:	Exception Report - Loan
Client Project:	OBX 2021-NQM2	Loans in report:	1

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
04/23/2021	6000059552	XXX	XXX	XXX	1) 1/11/2021 The date of the credit report provided is XXX.
The note date is XXX. The credit report is older than 90 days at the time of the note exceeds the lender guidelines.  //// Missing the credit report used to qualifying the borrower for the subject transaction.
COMMENTS: 1/11/2021 The date of the credit report provided is XXX.
The note date is XXX. The credit report is older than 90 days at the time of the note exceeds the lender guidelines.

2) Missing verification of self-employment within 10 calendar days prior to the Note Date for XXX.

COMMENTS: ***12/16/20 Verification to be dated 120 days prior to Note and client must document the source of the information obained.  Also, document the name and title of the client's employee who obtained the information.

3) Missing copy of note for XXX loan of $XXX deposited on XXX noted
on XXX account ending XXX. (Copy of note for XXX $XXX already provided in file).
COMMENTS: XXX loans are forgivable and do not require repayment.

4) Missing evidence of payoff for XXX account XXX for the omission of payment $XXX noted on 1003.

5) Missing documentation to evidence the borrower has sufficient assets to meet the program reserve requirements. The borrower's reserves total $XXX but the borrower received aXXX loan of $XXX in XXX.
These funds cannot be used as reserves and as such must be backed out from the borrower's total.
The borrower's deposits for 7/20 - 9/2020 total $XXX. Backing out the XXX loan of $XXX would leave
a balance of $-27.58 and is not sufficient to meet the reserve requirement.	1) Missing the following required Federal and/or State Disclosures: CO
Civil Union Addendum to Uniform Residential Loan Application for both borrowers  the applications state the borrower is unmarried

2) Client approved exception for program requirement that borrower must have the first
3 months PITIA reserves of their own eligible funds, not including cash out proceeds, then the loan proceeds disbursed to the borrower may be used to meet the remaining reserve
requirements.Compensating Factors:1. FICO 713, 13 points higher than 700 minimum required by guidelines 2. LTV/CLTC 47.19,, 22.81 less than 70% required by guidelines 3. Good mortgage history
0x30x12, since inception of 20184. No public records 5. Good job history
									COMMENTS: Client elects to waive guideline requirement with compensating factors.		#####	Primary Residence	CO	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG2	EG2	EG1	EG1